INCOME TAXES - Schedule of Deferred Tax Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	$ 20,554	$ 0
Net deferred tax (liabilities)/assets	(20,554)	594
Tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	0	10,322
Deductible temporary differences relating to provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	4,672	5,995
Mine property costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	$ 25,226	$ 15,723